Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Share Capital	Share Premium account	Capital redemption reserve.	Merger reserve.	Other reserves	Retained earnings.	Total attributable to owners	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2018		$ 317	$ 4,427	$ 153	$ 448	$ 1,440	$ 5,683	$ 12,468	$ 1,576	$ 14,044
Adoption of new accounting standard	[1]						54	54		54
Profit for the period							1,335	1,335	(108)	1,227
Other comprehensive income/(loss)	[2]						(612)	(612)	1	(611)
Transfer to other reserves	[3]					5	(5)
Dividends							(3,579)	(3,579)		(3,579)
Issue of Ordinary Shares		11	3,514					3,525		3,525
Share-based payments charge for the period							259	259		259
Settlement of share plan awards							(323)	(323)		(323)
Net movement		11	3,514			5	(2,871)	659	(107)	552
Equity at end of period at Dec. 31, 2019		328	7,941	153	448	1,445	2,812	13,127	1,469	14,596
Profit for the period							3,196	3,196	(52)	3,144
Other comprehensive income/(loss)	[2]						1,608	1,608		1,608
Transfer to other reserves	[3],[4]					(22)	1,423	1,401	(1,401)
Dividends							(3,668)	(3,668)		(3,668)
Issue of Ordinary Shares			30					30		30
Share-based payments charge for the period							277	277		277
Settlement of share plan awards							(349)	(349)		(349)
Net movement			30			(22)	2,487	2,495	(1,453)	1,042
Equity at end of period at Dec. 31, 2020		328	7,971	153	448	1,423	5,299	15,622	16	15,638
Profit for the period							112	112	3	115
Other comprehensive income/(loss)	[2]						(145)	(145)		(145)
Transfer to other reserves	[3]					21	(21)
Dividends							(3,882)	(3,882)		(3,882)
Issue of Ordinary Shares		59	27,155					27,214		27,214
Share-based payments charge for the period							615	615		615
Issue of replacement Alexion share awards upon acquisition	[5]						513	513		513
Settlement of share plan awards							(781)	(781)		(781)
Net movement	[6]	59	27,155			21	(3,589)	23,646	3	23,649
Equity at end of period at Dec. 31, 2021		$ 387	$ 35,126	$ 153	$ 448	$ 1,444	$ 1,710	$ 39,268	$ 19	$ 39,287

[1]	The Group adopted IFRIC 23 ‘Uncertainty over Income Tax Treatments’ from 1 January 2019. The cumulative effect of initially applying the interpretation was recognised as a decrease to income tax payable of $51m and to trade and other payables of $3m, and a corresponding adjustment to the opening balance of Retained earnings of $54m.
[2]	Included within Other comprehensive loss of $145m (2020: income of $1,608m; 2019: loss of $611m) is a charge of $6m (2020: gain of $9m; 2019: charge of $47m), relating to Costs of hedging.
[3]	Amounts charged or credited to other reserves relate to exchange adjustments arising on goodwill.
[4]	The non-controlling interests reserve relating to the minority shareholders of Acerta Pharma, totalling $1,401m, was reclassified into Retained earnings in 2020 (see Note 26).
[5]	Replacement share awards were issued as part of the acquisition of Alexion in 2021 (see Note 27).
[6]	As part of the acquisition of Alexion in July 2021, a pre-existing non-controlling interest in Caelum Biosciences was recognised (Note 27). This was valued at $150m, the agreed exercise price for the exclusive option to acquire the remaining equity. The option was exercised on 28 September 2021 and the acquisition of Caelum Biosciences closed shortly thereafter on 5 October 2021.